Leases (Details) - USD ($)	6 Months Ended
	Apr. 30, 2026	Apr. 30, 2025	Oct. 31, 2025
Leases [Line Items]
Operating lease’s weighted average remaining lease term	1 year 5 months 8 days		1 year 2 months 8 days
Weighted average discount rate	3.71%		3.71%
Rental expense	$ 62,720	$ 26,092
Minimum [Member]
Leases [Line Items]
Operating leases, term	3 years
Maximum [Member]
Leases [Line Items]
Operating leases, term	5 years